SCHEDULE OF SUPPLEMENTAL PRO-FORMA FINANCIAL INFORMATION (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Standard Waste Services LLC [Member]
Business Acquisition [Line Items]
Total revenue	$ 12,317,716	$ 12,800,530
Net loss	$ (18,653,432)	$ (141,608,357)
Pro forma loss per common share	$ (0.08)	$ (1.04)
Pro forma weighted average number of common shares diluted	222,067,042	135,720,702
Titan Trucking LLC [Member]
Business Acquisition [Line Items]
Total revenue	$ 8,300,038	$ 5,936,731	$ 7,993,090	$ 4,204,694
Net loss	$ (18,167,196)	$ (122,348,055)	$ (124,502,520)	$ (29,014,991)
Pro forma loss per common share	$ (0.10)	$ (1.46)
Pro forma weighted average number of common shares diluted	222,067,042	84,039,244	170,715,695	4,410,595
Pro forma loss per common share			$ (0.73)	$ (6.58)